Vanguard PRIMECAP Core Fund

Schedule of Investments (unaudited)
As of December 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (96.8%)
Communication Services (4.6%)
*	Alphabet Inc. Class A	135,800	181,889
*	Alphabet Inc. Class C	118,987	159,088
	Walt Disney Co.	416,400	60,224
	Activision Blizzard Inc.	725,000	43,079
*	Sprint Corp.	7,768,000	40,471
*	Electronic Arts Inc.	160,000	17,202
	Comcast Corp. Class A	275,000	12,367
*	Charter Communications Inc. Class A	24,000	11,642
	ViacomCBS Inc. Class B	155,000	6,505
*	T-Mobile US Inc.	69,000	5,411
			537,878
Consumer Discretionary (12.2%)
	Sony Corp. ADR	3,152,300	214,356
*	CarMax Inc.	1,821,900	159,726
	Whirlpool Corp.	1,074,074	158,458
	Ross Stores Inc.	1,043,100	121,438
	Royal Caribbean Cruises Ltd.	879,700	117,449
*	Alibaba Group Holding Ltd. ADR	542,430	115,049
	TJX Cos. Inc.	1,833,500	111,954
	Carnival Corp.	1,866,000	94,849
*,^ Mattel Inc.		6,477,471	87,770
*	Amazon.com Inc.	30,593	56,531
	Newell Brands Inc.	1,620,000	31,136
	VF Corp.	300,000	29,898
	Marriott International Inc. Class A	189,000	28,620
	L Brands Inc.	1,489,700	26,993
*	Capri Holdings Ltd.	582,700	22,230
	MGM Resorts International	285,000	9,482
*	Norwegian Cruise Line Holdings Ltd.	130,000	7,593
	Restaurant Brands International Inc.	105,300	6,715
	McDonald's Corp.	13,100	2,589
	Tiffany & Co.	19,300	2,580
*	Tempur Sealy International Inc.	22,000	1,915
*	Burlington Stores Inc.	4,000	912
	Las Vegas Sands Corp.	9,000	621
*	AutoZone Inc.	455	542
			1,409,406
Consumer Staples (0.3%)
	Tyson Foods Inc. Class A	231,500	21,076
	Altria Group Inc.	209,924	10,477
*	BJ's Wholesale Club Holdings Inc.	67,400	1,533
			33,086
Energy (1.5%)
	Pioneer Natural Resources Co.	661,423	100,120
	Cabot Oil & Gas Corp.	1,020,150	17,761
	Hess Corp.	173,000	11,558
	Noble Energy Inc.	385,000	9,563
*	Transocean Ltd.	1,321,800	9,094

* Southwestern Energy Co.	2,500,000	6,050
EOG Resources Inc.	62,321	5,220
Schlumberger Ltd.	100,000	4,020
National Oilwell Varco Inc.	146,900	3,680
Cameco Corp.	185,100	1,647
TechnipFMC plc	31,600	678
		169,391
Financials (11.0%)
JPMorgan Chase & Co.	2,957,166	412,229
Wells Fargo & Co.	3,934,100	211,654
Discover Financial Services	1,811,981	153,692
Northern Trust Corp.	1,065,350	113,183
Charles Schwab Corp.	2,217,234	105,452
Bank of America Corp.	2,567,459	90,426
Raymond James Financial Inc.	734,000	65,664
Marsh & McLennan Cos. Inc.	481,812	53,679
US Bancorp	773,300	45,849
Progressive Corp.	190,000	13,754
CME Group Inc.	21,050	4,225
		1,269,807
Health Care (24.1%)
Eli Lilly & Co.	3,174,872	417,273
Amgen Inc.	1,662,900	400,875
AstraZeneca plc ADR	6,865,900	342,334
* Biogen Inc.	952,750	282,710
Novartis AG ADR	2,285,300	216,395
Thermo Fisher Scientific Inc.	498,800	162,045
* Boston Scientific Corp.	3,418,400	154,580
* Elanco Animal Health Inc.	4,448,461	131,007
Bristol-Myers Squibb Co.	1,975,500	126,807
Roche Holding AG	341,100	110,858
CVS Health Corp.	959,277	71,265
1 Siemens Healthineers AG	1,146,200	54,946
Abbott Laboratories	627,700	54,522
Zimmer Biomet Holdings Inc.	299,900	44,889
* Illumina Inc.	124,265	41,224
Medtronic plc	310,000	35,170
Merck & Co. Inc.	375,000	34,106
Agilent Technologies Inc.	353,600	30,166
Sanofi ADR	538,000	27,008
* Alcon Inc.	450,580	25,489
Stryker Corp.	45,500	9,552
* Waters Corp.	18,130	4,236
Cerner Corp.	10,000	734
		2,778,191
Industrials (18.3%)
Southwest Airlines Co.	8,611,725	464,861
Siemens AG	2,074,463	270,909
Airbus SE	1,270,650	186,488
* United Airlines Holdings Inc.	2,057,100	181,210
FedEx Corp.	887,000	134,123
* AECOM	2,760,800	119,073
American Airlines Group Inc.	4,146,600	118,924
Caterpillar Inc.	640,900	94,648
Delta Air Lines Inc.	1,550,700	90,685
Jacobs Engineering Group Inc.	974,655	87,553

United Parcel Service Inc. Class B	730,500	85,512
Boeing Co.	174,600	56,878
TransDigm Group Inc.	71,200	39,872
Union Pacific Corp.	199,000	35,977
General Dynamics Corp.	196,400	34,635
Textron Inc.	655,000	29,213
United Technologies Corp.	138,000	20,667
Honeywell International Inc.	100,000	17,700
IDEX Corp.	75,000	12,900
Deere & Co.	69,000	11,955
Pentair plc	121,520	5,574
Rockwell Automation Inc.	26,500	5,371
Owens Corning	30,000	1,954
		2,106,682
Information Technology (23.8%)
Texas Instruments Inc.	2,799,000	359,084
Microsoft Corp.	1,976,700	311,726
KLA Corp.	1,061,700	189,163
Intel Corp.	2,607,900	156,083
QUALCOMM Inc.	1,745,980	154,048
NetApp Inc.	2,253,800	140,299
Hewlett Packard Enterprise Co.	8,212,267	130,246
* Flex Ltd.	10,078,400	127,189
ASML Holding NV	425,500	125,922
Telefonaktiebolaget LM Ericsson ADR	12,499,500	109,746
HP Inc.	4,769,223	98,007
Cisco Systems Inc.	2,024,000	97,071
* Micron Technology Inc.	1,757,400	94,513
* Adobe Inc.	285,900	94,293
Applied Materials Inc.	1,470,800	89,778
Intuit Inc.	230,000	60,244
Analog Devices Inc.	490,200	58,255
Visa Inc. Class A	251,900	47,332
* PayPal Holdings Inc.	426,700	46,156
* Keysight Technologies Inc.	443,600	45,527
Corning Inc.	1,296,000	37,726
Oracle Corp.	641,000	33,960
Apple Inc.	100,000	29,365
NVIDIA Corp.	118,800	27,954
^ Nokia Oyj ADR	4,570,000	16,955
DXC Technology Co.	389,275	14,633
Micro Focus International plc ADR	969,800	13,606
* BlackBerry Ltd.	1,547,500	9,935
Mastercard Inc. Class A	29,000	8,659
Western Digital Corp.	81,000	5,141
Perspecta Inc.	157,138	4,155
Teradyne Inc.	52,000	3,546
		2,740,317
Materials (1.0%)
Albemarle Corp.	783,465	57,224
DuPont de Nemours Inc.	355,933	22,851
Dow Inc.	355,833	19,475
Corteva Inc.	363,000	10,730
Greif Inc. Class B	33,000	1,709
		111,989

Real Estate (0.0%)
Alexandria Real Estate Equities Inc.		4,600	743
Total Common Stocks (Cost $5,505,228)			11,157,490
	Coupon
Temporary Cash Investment (3.4%)
Money Market Fund (3.4%)
2,3 Vanguard Market Liquidity Fund (Cost
$398,041)	1.816%	3,980,430	398,083
Total Investments (100.2%) (Cost $5,903,269)			11,555,573
Other Assets and Liabilities-Net (-0.2%)3			(27,402)
Net Assets (100%)			11,528,171

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $28,849,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the value of this security represented 0.5% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $29,919,000 was received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

PRIMECAP Core Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,534,289	623,201	—
Temporary Cash Investments	398,083	—	—
Total	10,932,372	623,201	—